Derivative liabilities - Purchase consideration - NVG acquisition (Details)	12 Months Ended
	Aug. 31, 2025 USD ($) $ / shares	Aug. 31, 2024 USD ($)	Aug. 31, 2025 $ / shares	Jun. 20, 2025 USD ($) shares item $ / shares
New accounting standards and interpretations
Share price | (per share)	$ 0.41		$ 0.5
Gain on revaluation of contingent consideration	$ 52,305
Nautical Ventures Group Inc.
New accounting standards and interpretations
Share price | $ / shares				$ 7.84
Number of convertible notes issued or issuable | item				3
Gain on revaluation of contingent consideration	52,305
Gain on derivative liabilities	$ 3,643,312	$ 0
Nautical Ventures Group Inc. | Discount for lack of marketability, | Contingent consideration
New accounting standards and interpretations
Level 3 valuation inputs (in %)				0.25
Nautical Ventures Group Inc. | Roger Moore | Voting Common Stock
New accounting standards and interpretations
Number of shares in share consideration (in shares) | shares				255,012
Nautical Ventures Group Inc. | Roger Moore | Initial Convertible Note
New accounting standards and interpretations
Notional amount				$ 4,000,000
Convertible note, convertible exercise price (in $ per share) | $ / shares				$ 8.624
Nautical Ventures Group Inc. | Roger Moore | Subsequent Convertible Note
New accounting standards and interpretations
Notional amount				$ 2,000,000
Convertible note, convertible exercise price (in $ per share) | $ / shares				$ 8.624
Nautical Ventures Group Inc. | Roger Moore | Real Estate Note
New accounting standards and interpretations
Notional amount				$ 2,000,000
Convertible note, convertible exercise price (in $ per share) | $ / shares				$ 8.624